Commitments and contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Commitments and contingencies
Expenses under operating leases	$ 8,467	51,262	34,363	20,289
Future minimum payments under non-cancelable operating leases
2014	8,893	53,836
2015	3,050	18,464
2016	159	962
Total	$ 12,102	73,262